Concentrations of Credit Risk - Schedule of Concentration Risks (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Company C [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 32
Accounts receivable, percentage	55.00%
Company D [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 20
Accounts receivable, percentage	35.00%
Customers [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	¥ 52
Accounts receivable, percentage	90.00%